Other Long Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Schedule of Other Long Term Liabilities

Other long term liabilities consists of the following:

	December 31,
	2020	2019
	U.S. Dollars (in thousands)

Liability for severance pay	1,239	1,015
Deferred revenues related to non-standard warranty	1,342	670
Lease liabilities in respect of its ROU assets	679	776
	3,260	2,461